Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions	6 Months Ended
	Feb. 28, 2021 CAD ($) shares	Feb. 29, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Stock option exercises	$ 1	$ 5
Dividend reinvestment plan	$ 0	$ 0
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	22,372,064
Stock options exercises, shares | shares	0
Issued upon restricted share unit exercises | shares	0
Number of shares, ending balance | shares	22,372,064
Beginning balance	$ 2
Stock option exercises	0
Dividend reinvestment plan	0
Ending balance	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	490,632,833
Stock options exercises, shares | shares	28,300.0000000018
Issued upon restricted share unit exercises | shares	6,423
Shares repurchased | shares	(13,224,772)
Number of shares, ending balance | shares	477,442,784
Beginning balance	$ 4,307
Stock option exercises	1
Dividend reinvestment plan	(116)
Ending balance	$ 4,192
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	10,012,393
Stock options exercises, shares | shares	0
Issued upon restricted share unit exercises | shares	0
Number of shares, ending balance | shares	10,012,393
Beginning balance	$ 245
Stock option exercises	0
Dividend reinvestment plan	0
Ending balance	$ 245
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	1,987,607
Stock options exercises, shares | shares	0
Issued upon restricted share unit exercises | shares	0
Number of shares, ending balance | shares	1,987,607
Beginning balance	$ 48
Stock option exercises	0
Dividend reinvestment plan	0
Ending balance	$ 48